CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Cumulative Effect, Period of Adoption, Adjustment	Treasury stock
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ 3,542			$ 2,636		$ 906
Balances at January 1, 2018 at Dec. 31, 2018	$ 2,078,249		$ 1,633,256	$ 600,014		$ (44,408)		$ (110,613)
Balances at January 1, 2018 at Dec. 31, 2018			104,281,794					(6,387,508)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	198,075			198,075
Other comprehensive loss	56,825					56,825
Cash dividends declared:
Common Stock at $0.78 per share in 2018, $0.90 per share in 2019, and $0.92 per share in 2020	(89,476)			(89,476)
Stock Issued During Period, Shares, Acquisitions								2,601,823
Common stock issued in connection with business combinations	$ 60,934		$ 13,658					$ 47,276
Treasury Stock, Shares, Acquired	(2,753,272)							(2,753,272)
Treasury Stock, Value, Acquired, Cost Method	$ (66,218)							$ (66,218)
Adjustments to Additional Paid in Capital, Other	0		(7,830)					$ 7,830
Stock Issued During Period, Shares, Other								452,134
Exercise of stock options, net of shares purchased (in shares)								20,424
Exercise of stock options, net of shares purchased	(90)		(264)					$ (354)
Restricted stock awards, net of forfeitures (in shares)								275,603
Restricted stock awards, net of forfeitures	(2,285)		(6,018)					$ 3,733
Share-based compensation expense	7,969		$ 7,969
Ending Balances (in shares) at Dec. 31, 2019			104,281,794					(5,790,796)
Ending Balances at Dec. 31, 2019	2,247,705		$ 1,640,771	711,249		13,323		$ (117,638)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ (56,882)			$ (56,882)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	155,810			155,810
Other comprehensive loss	35,341					35,341
Cash dividends declared:
Common Stock at $0.78 per share in 2018, $0.90 per share in 2019, and $0.92 per share in 2020	(89,748)			(89,748)
Common stock issued in connection with business combinations	$ 0
Treasury Stock, Shares, Acquired	(880,000)							(880,000)
Treasury Stock, Value, Acquired, Cost Method	$ (16,686)							$ (16,686)
Exercise of stock options, net of shares purchased (in shares)								10,405
Exercise of stock options, net of shares purchased	(72)		(140)					$ (212)
Restricted stock awards, net of forfeitures (in shares)								400,526
Restricted stock awards, net of forfeitures	(1,220)		(9,362)					$ 8,142
Share-based compensation expense	7,678		$ 7,678
Ending Balances (in shares) at Dec. 31, 2020			104,281,794					(6,259,865)
Ending Balances at Dec. 31, 2020	2,282,070		$ 1,638,947	720,429		48,664		$ (125,970)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	205,160			205,160
Other comprehensive loss	(49,097)					(49,097)
Cash dividends declared:
Common Stock at $0.78 per share in 2018, $0.90 per share in 2019, and $0.92 per share in 2020	(88,116)			(88,116)
Stock Issued During Period, Shares, Acquisitions								405,805
Common stock issued in connection with business combinations	$ 10,000		1,251					$ 8,749
Treasury Stock, Shares, Acquired	(4,633,355)							(4,633,355)
Treasury Stock, Value, Acquired, Cost Method	$ (108,077)							$ (108,077)
Exercise of stock options, net of shares purchased (in shares)	6,936							6,936
Exercise of stock options, net of shares purchased	$ (64)		(81)					$ (145)
Restricted stock awards, net of forfeitures (in shares)								347,925
Restricted stock awards, net of forfeitures	(2,697)		(9,394)					$ 6,697
Share-based compensation expense	9,635		$ 9,635
Ending Balances (in shares) at Dec. 31, 2021			104,281,794					(10,132,554)
Ending Balances at Dec. 31, 2021	$ 2,258,942		$ 1,640,358	$ 837,473		$ (433)		$ (218,456)